UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21329

AGILE FUNDS, INC.

(Exact name of registrant as specified in charter)

4909 Pearl East Circle, Suite #300

Boulder, Colorado 80301

(Address of principal executive offices)(Zip code)

Neal R. Greenberg
Tactical Allocation Services LLC
4909 Pearl East Circle, Suite #300

Boulder, Colorado 80301

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (303) 440-6500

Date of fiscal year end:  October 31, 2004

Date of reporting period:  January 31, 2005

Item 1 – Schedule of Investments.

AGILE MULTI-STRATEGY FUND

January 31, 2005 (Unaudited)

QUARTERLY STATEMENT OF INVESTMENTS

			SHARES	MARKET VALUE

COMMON STOCKS	11.80%

ENERGY	0.32%
		Burlington Resources Inc.	571	$24,958
		Conoco Phillips	288	26,724
		Kinder Morgan	1,200	90,048
				141,730

		TOTAL ENERGY		141,730

FINANCIALS	0.92%
		Alliance Capital Mgmt	1,800	80,982
		Annaly Mtg Management Inc.	3,600	70,560
		Arthur J Gallagher & Co.	827	24,521
		Brown & Brown Inc.	292	12,632
		Capital Title Group Inc.	8,100	43,740
		Hilb Rogal & Hobbs CO.	712	25,319
		International Bancshares Corp.	311	11,908
		MBNA Corp.	944	25,092
		National City Corp.	332	11,803
		New Century Financial Corp.	409	24,495
		SEI Investments Co.	339	12,665
		Student Loan Corp.	73	13,188
		U.S. Global Investors Inc-A*	2,100	8,589
		W Holding Company Inc.	18	235
		Westpac Banking Corp.	332	24,903
		Wilshire Bancorp Inc.*	823	12,666
				403,298

		TOTAL FINANCIALS		403,298

INDUSTRIALS	10.18%
		Abbott Laboratories	1,400	63,028
		Advanced Fiber Technologies	15,500	83,544
		Alliance Gaming Corp.*	7,740	77,168
		America First Apartment Investors	2,400	28,800
		Analog Devices Inc.	1,400	50,246
		Arrow Electronics Inc.*	2,100	49,581
		Atlantic Tele-Network Inc.	2,700	86,373
		Atmel Corp.*	14,000	42,840
		Atrion Corp.	313	14,378
		Avanex Corp.*	9,525	22,098
		Avnet Inc.*	3,000	53,760
		Bed Bath & Beyond Inc.*	315	12,691
		Birner Dental Mgmt Services	3,667	71,965
		Bristol-Myers Squibb Co.	2,160	50,630

Burlington Nrthrn Santa Fe	1,700	81,906
Capital One Financial Corp.	157	12,290
Caremark RX Inc.*	316	12,356
Cemex SA ADR*	2,900	108,692
Centene Corp.*	433	14,527
Champion Industries Inc.	10,283	39,384
Ciena Corp.*	9,300	23,715
Corning Inc.*	2,400	26,256
CSX Corp.	2,000	79,940
Dow Jones Inc.	1,400	53,368
Dundee Precious Metals Inc.*	37,500	219,042
Ellectronics Boutique*	292	10,246
Emulex Corp.*	2,900	47,473
Engineered Support Sys Inc.	209	12,124
EnPro Industries Inc.*	425	11,326
Finisar	10,940	19,145
Flextronics intl Ltd.	3,900	55,185
FP Newspapers Income Fund	7,700	87,968
Fresh Del Monte Produce Inc.	426	13,602
Gannett Inc.	800	64,032
Gentex Corp.	1,500	50,745
Glaxosmithkline PLC- ADR	1,200	53,484
Harley Davidson Inc.	210	12,623
Harmonic Inc.*	855	9,747
Home Depot Inc.	292	12,048
Industrias bachoco SA-SP ADR	6,000	78,060
Integrated Device Technology*	5,000	58,700
International Game Technology	3,000	93,900
Isle of Capri Casinos*	7,808	198,479
Jabil Circuit Inc.*	2,100	49,497
JDS Uniphase Corp.*	9,375	20,062
Kansas City Southern*	4,600	80,316
Kellwood Co.	432	12,502
Knight-Ridder Inc.	900	58,599
Laboratory Corp Amer Holdgs*	755	36,127
Ligand Pharmaceuticals*	20,500	213,405
Lincare Holdings Inc.*	633	26,270
Linear Technology Corp.	1,300	49,062
M D C Hldgs Inc.	43	3,130
Maxim Integrated Products Inc.	1,200	46,812
MRV Communications Inc.*	6,301	22,810
New York Times Co.	1,500	58,320
Newmont Mining Corp Holding	3,400	141,406
Norfolk Southern Corp.	2,300	80,316
Omnicom Group Inc.	302	25,637
Pfizer Inc.	2,600	62,816
Pinnacle Entertainment Inc.*	5,400	97,470
Posco ADR	282	12,690
Precis Inc.*	30,000	63,300
Prepaid Legal Services Inc.	694	25,761
Quality Systems Inc.*	1,800	121,842
Rex Stores Corp.*	810	11,794
Ross Stores Inc.	904	25,872
Sanderson Farms Inc.	288	12,588
Sanmina - SCI Corp.*	3,630	22,433

		Schering-Plough Corp.	2,720	50,483
		Scientific Games Corp.*	3,522	90,586
		Shimano Inc.*	2,700	74,512
		Shuffle Master Inc.*	2,750	80,080
		Sleep Counry Canada Inc Fund	7,500	130,398
		Solectron Corp.*	10,000	49,700
		Sycamore Networks Inc.*	7,500	25,950
		Telecommunicacoes De S.P. ADR	693	13,098
		Tribune Co.	1,500	59,970
		Union Pacific Corp.	1,300	77,480
		Vishay Intertechnology*	3,700	48,359
		Warnaco Group Inc Class A*	578	12,491
		Wyeth	1,500	59,445
		XM Satellite Radio Hldgs*	2,000	63,820
				4,484,674

		TOTAL INDUSTRIALS		4,484,674

UTILITIES	0.39%
		Apache Corp.	478	26,013
		Chevron Texaco Corp.	237	12,893
		Cypress Semiconductor Corp.*	4,700	53,580
		Exxon Mobil Corp.	244	12,590
		Petroleo Brasileiro SA	629	25,569
		Vitesse Semiconductor Corp.*	14,000	40,600
				171,245

		TOTAL UTILITIES		171,245

TOTAL COMMON STOCK (Cost $5,264,667)				5,200,947

WARRANTS	19.22%
		Agile Dynamic Fund linked Warrant	370	8,469,300
TOTAL WARRANTS (Cost $8,766,400)				8,469,300

MONEY MARKET MUTUAL FUNDS	0.00%	**
		First American Prime Obligations Fund, Class A	847	847
TOTAL MONEY MARKET MUTUAL FUNDS (Cost $847)				847

			PRINCIPAL AMOUNT
CORPORATE BOND	6.84%
		GNR 2004-96 PS	$31,707,000	3,012,165
TOTAL CORPORATE BONDS (Cost $3,167,066)		8/20/2032		3,012,165

U.S. GOVERNMENT AGENCY OBLIGATIONS	56.26%
		Federal Home Loan Bank	24,790,000	24,790,000
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $24,790,000)		Discount Note, Due 02/01/2005, 1.699%		24,790,000

OPTIONS PURCHASED
CALLS	0.18%

		NAME/EXPIRATION DATE/EXERCISE PRICE	NUMBER OF CONTRACTS

		Eurodollar 90 Day Future 03/19/05, $98.25	30	188
		Eurodollar 90 Day Future 03/18/06, $98.25	30	188
		Eurodollar 90 Day Future, 06/18/05, $98.25	30	188
		Eurodollar 90 Day Future 06/17/06, $98.25	30	563
		Eurodollar 90 Day Future, 09/17/05, $98.25	30	188
		Eurodollar 90 Day Future, 09/16/06, $98.25	30	750
		Eurodollar 90 Day Future, 12/17/05, $98.25	30	188
		Eurodollar 90 Day Future, 12/16/06, $98.25	30	937
		Kinder Morgan, 01/20/07, $50.00	9	22,995
		Laboratory Corp Amer Holdgs, 01/20/07, $30.00	20	40,600
		XM Satellite Radio Hldgs, 01/20/07, $15.00	7	13,405
				80,190

		TOTAL CALLS		80,190

PUTS	0.02%
		Ishares, 8/20/2005, $70.00	7	4,900
		NASDAQ 100 Tr Unit, 01/20/07, $35.00	20	5,000
				9,900

		TOTAL PUTS		9,900
TOTAL OPTIONS PURCHASED (Cost $102,971)				90,090

TOTAL INVESTMENTS (Cost $42,091,951)	94.33%			41,563,349

OTHER ASSETS IN EXCESS OF LIABILITIES	5.67%			2,500,368
NET ASSETS	100.00%			$44,063,717

*      Non-income Producing Security

**   Less than .005% of Net Assets

Income Tax Information:

As of January 31, 2005, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments based on federal income tax purposes were as follows:

Cost of investments for income tax purposes	$42,099,863
As of January 31, 2005
Gross appreciation (excess of value over tax cost)	$360,952
Gross depreciation (excess of tax cost over value)	(897,466)
Net unrealized appreciation	$(536,514)

SEE NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SCHEDULE OF CALL OPTIONS WRITTEN

NAME	EXPIRATION DATE	EXERCISE PRICE	NUMBER OF CONTRACTS	VALUE
Annaly Mtg Management Inc.	7/16/2005	$20.00	36	$1,710
Cemex SA ADR	7/16/2005	$35.00	29	10,585
Delta Air Lines Inc.	7/16/2005	$7.50	80	3,200
Human Genome Sciences	7/16/2005	$12.50	50	6,625
KFX Inc.	7/16/2005	$15.00	70	13,650
Ligand Pharmaceuticals - Cl B	5/21/2005	$10.00	85	23,588
Ligand Pharmaceuticals - Cl B	8/20/2005	$10.00	50	15,500
Ligand Pharmaceuticals - Cl B	5/21/2005	$12.50	70	13,650
Martha Stewart Living	6/18/2005	$35.00	30	8,100
Newmont Mining Corp Holding	6/18/2005	$47.50	17	1,573
Newmont Mining Corp Holding	9/17/2005	$47.50	17	3,060
Openware Sys Inc.	7/16/2005	$15.00	65	10,075
Openware Sys Inc.	4/16/2005	$17.50	60	1,950
Sirius Satellite Radio Inc	6/18/2005	$7.50	110	7,975
XM Satellite Radio Hldgs	1/21/2006	$40.00	10	2,800
XM Satellite Radio Hldgs	7/16/2005	$37.50	10	1,725
				125,765

TOTAL OPTIONS WRITTEN (Premiums received $149,555)				$125,765

SEE NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SCHEDULE OF SECURITIES SOLD SHORT

NAME	SHARES	VALUE
American Electric Power Inc.	1,200	$42,300
Dominion Resources Inc.	600	41,628
Duke Energy Corp.	1,700	45,543
Entergy Corp.	480	33,370
Exelon Corp.	1,000	44,250
FirstEnergy Corp.	1,000	39,760
Human Genome Sciences*	3,000	35,850
Ishares*	800	99,240
Midcap SPDR Trust	1,100	129,954
NASDAQ 100 Tr Unit	7,200	269,280
PG&E Corp.*	1,200	42,000
Spdr Trust	1,500	177,195
Southern Co.	1,300	43,901
Texas Utilities	670	46,364
Telkonet Inc.*	5,700	36,081
Xybernaut Corp.*	25,000	26,500
Canadian Dollar Currency	600,000	389,463
		1,542,679
TOTAL SECURITIES SOLD SHORT (Proceeds $1,550,450)		$1,542,679

SEE NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SWAP AGREEMENTS

DESCRIPTION	COUNTERPARTY	EXPIRATION DATE	NOTIONAL VALUE	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Equity Performance Swap	Societe Generale	12/21/05	$7,366,416	$7,347,286	$(19,130)

SEE NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

FUTURES

	DESCRIPTION	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)

CONTRACTS TO SELL
	Eurodollar 90 Day	3/14/05	30	$7,276,500	$1,586
	Eurodollar 90 Day	6/13/05	30	7,212,750	(2,164)
	Eurodollar 90 Day	9/19/05	30	7,254,750	(289)
	Eurodollar 90 Day	12/19/05	30	7,205,250	(1,414)
	Eurodollar 90 Day	3/13/06	30	7,236,750	(2,164)
	Eurodollar 90 Day	6/12/06	30	7,199,625	(1,789)
	Eurodollar 90 Day	9/18/06	30	7,222,875	(3,289)
	Eurodollar 90 Day	12/18/06	30	7,194,000	(2,914)

					$(12,437)

SEE NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

NOTES TO THE QUARTERLY STATEMENT OF INVESTMENTS

1.  Significant Accounting and Operating Policies  Agile Funds, Inc., an open-end registered investment company (the “Company”) was organized as a Maryland corporation by Articles of Incorporation dated February 12, 2003.  The Company currently offers one series of shares to investors, the Agile Multi-Strategy Fund (the “Fund”).  The Fund is a non-diversified series with an investment objective to achieve consistent absolute returns with low correlation to traditional financial market indices.  The Fund commenced operations on January 21, 2004.  The Articles of Incorporation permit the Directors to create additional funds and classes.

The following summarizes the significant accounting policies of the Fund.

Security Valuation:  The net asset value of Fund shares is determined as of the close of the regular session of trading on the NYSE (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Each determination will be made by valuing portfolio securities, including open short positions, puts and calls, and futures contracts, which are traded on the various exchanges including the NASDAQ National Market System or similar electronic exchange, at the last reported sales price; by valuing portfolio securities for which a quote is readily available at the last quoted price; by valuing portfolio securities for which no sale was reported on a particular day and securities traded on the over-the-counter market at the mean between the last bid and asked prices; and by valuing portfolio securities or other assets for which market quotations are not readily available at fair value in good faith and under the supervision of the Board of Directors, although others may do the actual calculation.  The valuation assigned to fair-valued securities for purposes of calculating the Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.  Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign Securities:  Trading in foreign securities may be completed at times that vary from the closing of the NYSE.  In computing net asset value, the Fund values foreign securities at the latest closing price on the exchange on which they are primarily traded immediately prior to the closing of the NYSE.  Some foreign currency exchange rates may also be determined at the latest rate immediately prior to the closing of the NYSE.  Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE.  Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.  In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments.  If these events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund’s Board of Directors.

Futures Contracts:   A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell stock index futures contracts, interest rate futures contracts, currency futures and other commodity futures.  The Fund may also buy or write put or call options on these futures contracts.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund periodically. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Options:  The Fund may write put and call options. When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase put and call options. When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Written option activity as of January 31, 2005 was as follows:

CALL OPTIONS

	Principal/ Number of Contracts	Amount of Premiums
Options outstanding as of October 31, 2004	—	—
Options written	$929	$163,854
Options closed or expired	(140)	(14,299)

Options outstanding as of January 31, 2005	$789	$149,555

Short Sales:  The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Swap Agreements:  The Fund may enter into equity swap agreements for the purpose of attempting to obtain a desired return or exposure to certain equity securities or equity indices in an expedited manner or at a lower cost to the Fund than if the Fund had invested directly in such securities.  Swap agreements are two party contracts in which the parties agree to exchange the returns (or differentials in return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of particular securities or securities representing a particular index. Parties may also enter into bilateral swap agreements, which obligate one party to pay the amount of any net appreciation in a basket or index of securities while the Counterparty is obligated to pay the amount of any net depreciation.  The Fund records an increase or decrease to realized gain (loss), in the amount due to or owed by the Fund at termination or settlement.

Other:  Investment security transactions are accounted for on a trade-date basis.  Dividend income is recorded on the ex-dividend date.  Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.  Realized gains and losses from securities transactions are determined using the specific identification method for financial reporting and income tax purposes.  Income, fees and expenses, and realized and unrealized gains and losses are allocated daily to the Fund’s outstanding shares.

2. Agile Dynamic Fund Linked Warrant  At January 31, 2005, the Fund was invested in Agile Dynamic Fund Linked Warrants.  Each warrant entitles the Fund to receive from Societe Generale Warrants Limited N.V. (the “Issuer”), a cash settlement amount linked to the performance of the Agile Dynamic Fund (“ADF”), a hypothetical reference portfolio selected by Tactical.  The warrants will expire, and will be deemed exercised automatically on February 2, 2009.  The warrants are considered liquid investments that can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued.

The investment objective of ADF is to seek capital appreciation over the medium term.  Tactical has currently selected a reference portfolio consisting of a diversified basket of alternative investment strategies.

The settlement amount in respect of each warrant is an amount equal to the greater of zero or the product of (a) $100,000, the notional amount of each warrant and (b) the difference between the settlement price and the exercise price.

The settlement price in respect of a warrant is expressed as a percentage of the appreciation or depreciation of the underlying units of ADF.  The units are valued on a daily basis on the fair value of ADF’s underlying investments.  The exercise price, in respect of each warrant, is 75%.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AGILE FUNDS, INC.

By:	/s/ Marc Nicolay
Marc Nicolay
President (principal executive officer)

Date:	April 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marc Nicolay
Marc Nicolay
President (principal executive officer)

Date:	April 1, 2005

By:	/s/ Michael Brady
Michael Brady
Treasurer (principal financial officer)

Date:	April 1, 2005

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